Related parties - narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equinor ASA [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	67.00%
Equinor ASA [member] | Gassco AS [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions	$ 1,210	$ 1,030	$ 896
Norwegian State [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1,461	435
Non-current payables to related parties		1,461
Norwegian State [member] | Oil and gas assets [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 12,617	$ 9,572	$ 5,108
Folketrygdfondet [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	3.40%